Cover Page	Aug. 22, 2019
Cover page.
Entity Central Index Key	0001576263
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 22, 2019
Entity Registrant Name	Mirati Therapeutics, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35921
Entity Tax Identification Number	46-2693615
Entity Address, Address Line One	9393 Towne Centre Drive, Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	332-3410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false